Investment in associated companies (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended									0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Sevan Drilling ASA USD ($)	Dec. 31, 2011 Sevan Drilling ASA USD ($)	Dec. 31, 2013 Sevan Drilling ASA USD ($)	Feb. 07, 2013 Sevan Drilling ASA	Dec. 31, 2011 SapuraCrest USD ($)	Dec. 31, 2013 SapuraCrest USD ($)	Dec. 31, 2012 SapuraCrest USD ($)	Dec. 31, 2012 Varia Perdana USD ($)	Dec. 31, 2011 Varia Perdana USD ($)	Dec. 31, 2013 Varia Perdana USD ($)	Dec. 31, 2012 Tioman USD ($)	Dec. 31, 2011 Tioman USD ($)	Dec. 31, 2013 Tioman USD ($)	Dec. 31, 2013 Varia Perdana and Tioman Drilling USD ($)	Dec. 31, 2012 Varia Perdana and Tioman Drilling USD ($)	Dec. 31, 2013 Archer USD ($)	Dec. 31, 2012 Archer USD ($)	Dec. 31, 2011 Archer USD ($)	Mar. 12, 2013 Asia Offshore Drilling	Dec. 31, 2012 Asia Offshore Drilling USD ($)	Dec. 31, 2011 Asia Offshore Drilling USD ($)	Dec. 31, 2013 Asia Offshore Drilling USD ($)	Dec. 31, 2013 Seabras Sapura Participacoes USD ($) vessel	Dec. 31, 2012 Seabras Sapura Participacoes USD ($)	Dec. 31, 2011 Seabras Sapura Participacoes USD ($)	Dec. 31, 2013 Seabras Sapura Holdco USD ($) vessel	Dec. 31, 2012 Seabras Sapura Holdco USD ($)	Dec. 31, 2011 Seabras Sapura Holdco USD ($)	Dec. 31, 2013 Itaunas Drilling USD ($)	Dec. 31, 2012 Itaunas Drilling USD ($)	Dec. 31, 2011 Itaunas Drilling USD ($)	Dec. 31, 2013 Camburi Drilling USD ($)	Dec. 31, 2012 Camburi Drilling USD ($)	Dec. 31, 2011 Camburi Drilling USD ($)	Dec. 31, 2013 Sahy Drilling USD ($)	Dec. 31, 2012 Sahy Drilling USD ($)	Dec. 31, 2011 Sahy Drilling USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	May 30, 2012 Sapura Kencana	May 17, 2012 Sapura Kencana	Dec. 31, 2012 Sapura Kencana Maximum	Dec. 31, 2012 Sapura Kencana Minimum	Jun. 27, 2013 Private Placement Sevan Drilling ASA NOK	Feb. 07, 2013 Private Placement Sevan Drilling ASA NOK	Feb. 08, 2013 Private Placement Archer USD ($)	Mar. 12, 2013 Private Placement Asia Offshore Drilling USD ($)	Feb. 08, 2013 Underwrite Placement Archer USD ($)	Jul. 31, 2013 Financial Guarantee Archer USD ($)	Feb. 08, 2013 Financial Guarantee Archer USD ($)	Dec. 31, 2013 Financial Guarantee Archer Topaz Limited EUR (€)	Dec. 09, 2013 Financial Guarantee Archer Topaz Limited EUR (€)	Dec. 31, 2013 Financial Guarantee Seabras Sapura Participacoes EUR (€)	Dec. 31, 2013 Financial Guarantee Seabras Sapura Holdco USD ($)	Dec. 31, 2013 Sevan Drilling ASA	Jul. 02, 2013 Sevan Drilling ASA	Dec. 31, 2013 Archer	Mar. 27, 2013 Archer USD ($)	Nov. 12, 2012 Archer USD ($)	Jun. 27, 2012 Archer USD ($)
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)				28.50%	28.50%		29.90%	23.60%			49.00%	49.00%	0.00%	49.00%	49.00%	0.00%			39.90%	39.90%	39.90%		66.20%	33.80%		50.00%	50.00%	0.00%	50.00%	50.00%	0.00%	30.00%	30.00%	0.00%	30.00%	30.00%	0.00%	30.00%	30.00%	0.00%	50.00%	20.00%	6.40%	11.79%	23.50%	11.80%													50.10%
Percentage of ownership, consolidation method (in hundredths)										6.40%
Ownership percentage held by equity method investee (in hundredths)													51.00%			51.00%										50.00%			50.00%			70.00%			70.00%			70.00%
Dividends	$ 15	$ 18	$ 57														$ 15	$ 18
New shares issued by equity method investment																						13,200,000																									120,065,464	81,828,500	82,003,000		2,811,793
Sale of Stock, Price Per Share																																															3.9311	3.95
Consideration received from shares issued																																																	98.0	67.0	3.4
Loan to related party																																																													10	55	20
Maximum potential future payment																																																				100	100	56	56	47	625
Guarantee fee percentage																																																				1.25%	1.25%	1.25%	1.25%					1.25%
Seadrill's ownership after the offering																																																										50.11%	50.10%
Number of pipelying vessels																										1			2
Number of pipelying vessels ordered																													3
Equity method investment, summarized balance sheet information [Abstract]
Current assets	609	995		133							98			82					594	639			32			12	0		0	0		1	5		1	4		1	2
Non-current assets	2,064	4,330		1,586							154			1					1,201	1,945			141			129	42		219	117		161	114		199	121		155	109
Current liabilities	658	1,343		266							37			61					476	685			6			3	0		0	0		44	109		95	113		40	66
Non-current liabilities	1,317	1,916		791							0			0					684	972			0			112	0		219	117		108	0		91	0		103	36
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	2,041	2,627	3,146	173	116			866			106	119		157	190				2,041	2,191	1,855		0	0		0	0		0	0		0	0		0	0		0	0
Net operating income	(440)	(217)	248	11	8			166			85	96		12	(2)				(438)	(322)	(16)		(2)	(4)		(2)	0		0	0		0	0		0	0		0	(1)
Net income	(521)	(302)	108	(12)	(50)			147			83	96		6	(4)				(519)	(375)	(77)		(2)	(4)		(1)	(1)		(1)	0		0	0		0	0		0	(1)
Equity method investment, equity information [Abstract]
Investment in associated companies	140	509		66		0					108		0	7		0			8	121			117		0	12	21		109	59		3	3		4	4		4	3
Equity method investment, Quoted market value																			189
Equity in statutory accounts	$ 277	$ 816	$ 984	$ 189	$ 188	$ 0		$ 124	$ 0	$ 0	$ 105	$ 96	$ 0	$ 10	$ 5	$ 0			$ 253	$ 370	$ 514		$ 110	$ 57	$ 0	$ 13	$ 22	$ 0	$ 0	$ 0	$ 0	$ 3	$ 3	$ 0	$ 4	$ 4	$ 0	$ 4	$ 3	$ 0